INCOME TAXES - NOL and Credit Carryforwards (Details) $ in Thousands	Dec. 29, 2018 USD ($)
U.S.
Operating Loss and Credit Carryforwards
Net Operating Losses	$ 2,900
U.S. | 2028 - 2032
Operating Loss and Credit Carryforwards
Net Operating Losses	2,859
U.S. | 2033 - 2037
Operating Loss and Credit Carryforwards
Net Operating Losses	41
State
Operating Loss and Credit Carryforwards
Net Operating Losses	2,468
Tax Credits	381
State | 2018 - 2022
Operating Loss and Credit Carryforwards
Net Operating Losses	165
Tax Credits	381
State | 2023 - 2027
Operating Loss and Credit Carryforwards
Net Operating Losses	526
State | 2028 - 2032
Operating Loss and Credit Carryforwards
Net Operating Losses	672
State | 2033 - 2037
Operating Loss and Credit Carryforwards
Net Operating Losses	812
State | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	293
Foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	1,152
Foreign | 2018 - 2022
Operating Loss and Credit Carryforwards
Net Operating Losses	347
Foreign | 2023 - 2027
Operating Loss and Credit Carryforwards
Net Operating Losses	635
Foreign | 2028 - 2032
Operating Loss and Credit Carryforwards
Net Operating Losses	114
Foreign | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	56
Federal, state and foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	6,500
Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Tax credit carryforward, valuation allowance	400
Wholly-owned subsidiary | Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Tax credit carryforward, valuation allowance	$ 500